UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    August 03, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the July 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
                                 July 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                           19
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        14

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
                                 July 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A    213,081,000.00     207,453,564.49    5,099,333.89       914,538.87        6,013,872.76     0.00      0.00      202,354,230.60
A1B     53,319,000.00      51,910,853.64            0.00       230,934.81          230,934.81     0.00      0.00       51,910,853.64
A2     237,874,000.00     221,709,790.80    8,791,560.63       957,740.11        9,749,300.74     0.00      0.00      212,918,230.17
A3      38,072,000.00      38,072,000.00            0.00       166,303.26          166,303.26     0.00      0.00       38,072,000.00
A4     103,118,000.00     103,118,000.00            0.00       454,585.68          454,585.68     0.00      0.00      103,118,000.00
A5      51,937,000.00      51,937,000.00            0.00       232,724.65          232,724.65     0.00      0.00       51,937,000.00
M1      32,551,000.00      32,551,000.00            0.00       146,644.52          146,644.52     0.00      0.00       32,551,000.00
M2      30,322,000.00      30,322,000.00            0.00       137,091.24          137,091.24     0.00      0.00       30,322,000.00
M3      17,836,000.00      17,836,000.00            0.00        80,783.46           80,783.46     0.00      0.00       17,836,000.00
M4      15,161,000.00      15,161,000.00            0.00        69,156.27           69,156.27     0.00      0.00       15,161,000.00
M5      14,715,000.00      14,715,000.00            0.00        67,477.47           67,477.47     0.00      0.00       14,715,000.00
M6      13,377,000.00      13,377,000.00            0.00        62,311.74           62,311.74     0.00      0.00       13,377,000.00
M7      13,377,000.00      13,377,000.00            0.00        66,622.10           66,622.10     0.00      0.00       13,377,000.00
M8      11,594,000.00      11,594,000.00            0.00        59,516.67           59,516.67     0.00      0.00       11,594,000.00
M9       8,918,000.00       8,918,000.00            0.00        51,526.84           51,526.84     0.00      0.00        8,918,000.00
M10      8,918,000.00       8,918,000.00            0.00        52,604.43           52,604.43     0.00      0.00        8,918,000.00
P              100.00             100.00            0.00       172,592.89          172,592.89     0.00      0.00              100.00
R                0.00               0.00            0.00             0.00                0.00     0.00      0.00                0.00
TOTALS 864,170,100.00     840,970,308.93   13,890,894.52     3,923,155.01       17,814,049.53     0.00      0.00      827,079,414.41
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      891,817,320.00     868,617,528.94            0.00     1,698,704.16        1,698,704.16     0.00      0.00      854,725,751.16
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                       BEGINNING                                                                     ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      46628MAA4       973.59015816   23.93143401            4.29197756           28.22341157        949.65872415     5.472500%
A1B      46628MAB2       973.59015811    0.00000000            4.33119170            4.33119170        973.59015811     5.522500%
A2       46628MAC0       932.04717960   36.95889685            4.02624965           40.98514651        895.08828275     5.362500%
A3       46628MAD8     1,000.00000000    0.00000000            4.36812513            4.36812513      1,000.00000000     5.422500%
A4       46628MAE6     1,000.00000000    0.00000000            4.40840280            4.40840280      1,000.00000000     5.472500%
A5       46628MAF3     1,000.00000000    0.00000000            4.48090283            4.48090283      1,000.00000000     5.562500%
M1       46628MAG1     1,000.00000000    0.00000000            4.50506958            4.50506958      1,000.00000000     5.592500%
M2       46628MAH9     1,000.00000000    0.00000000            4.52118066            4.52118066      1,000.00000000     5.612500%
M3       46628MAJ5     1,000.00000000    0.00000000            4.52923638            4.52923638      1,000.00000000     5.622500%
M4       46628MAK2     1,000.00000000    0.00000000            4.56145835            4.56145835      1,000.00000000     5.662500%
M5       46628MAL0     1,000.00000000    0.00000000            4.58562487            4.58562487      1,000.00000000     5.692500%
M6       46628MAM8     1,000.00000000    0.00000000            4.65812514            4.65812514      1,000.00000000     5.782500%
M7       46628MAN6     1,000.00000000    0.00000000            4.98034686            4.98034686      1,000.00000000     6.182500%
M8       46628MAP1     1,000.00000000    0.00000000            5.13340262            5.13340262      1,000.00000000     6.372500%
M9       46628MAQ9     1,000.00000000    0.00000000            5.77784705            5.77784705      1,000.00000000     7.172500%
M10      46628MAR7     1,000.00000000    0.00000000            5.89868020            5.89868020      1,000.00000000     7.322500%
P        46628MAT3     1,000.00000000    0.00000000    1,725,928.90000000    1,725,928.90000000      1,000.00000000     0.000000%
TOTALS                   973.15367534   16.07425959            4.53979490           20.61405449        957.07941574
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL             NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628MAS5       973.98593800    0.00000000            1.90476695            1.90476695        958.40900596     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
                                 July 25, 2006
Dates:
Record Date                                                                               07/24/06
Determination Date                                                                        07/17/06
Distribution Date                                                                         07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    421,601.89
Group 1                                                                                 223,031.10
Group 2                                                                                 198,570.79

Principal Prepayments (Total)                                                        13,240,377.22
Group 1                                                                               4,860,742.63
Group 2                                                                               8,377,593.81

Curtailments (Total)                                                                    229,798.65
Group 1                                                                                  15,135.23
Group 2                                                                                 214,663.42

Curtailment Interest Adjustments (Total)                                                      0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:
Gross Interest                                                                        5,840,065.33
Group 1                                                                               2,241,599.58
Group 2                                                                               3,598,465.75

Servicing Fees                                                                          361,923.83
Group 1                                                                                 139,012.43
Group 2                                                                                 222,911.40

Trustee Fees                                                                              2,895.49
Group 1                                                                                   1,112.17
Group 2                                                                                   1,783.32

Custodian Fee                                                                             1,447.70
Group 1                                                                                     556.05
Group 2                                                                                     891.65

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               29
Group 1                                                                                         13
Group 2                                                                                         16

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    5,946,996.57
Group 1                                                                               2,354,078.45
Group 2                                                                               3,592,918.12

Amount of Prepayment Penalties Collected                                                172,592.89
Group 1                                                                                  63,304.84
Group 2                                                                                 109,288.05

Available Remitance Amount                                                           19,363,535.29

Principal Remittance Amount (Total)                                                  13,889,736.98
Group 1                                                                               5,098,908.96
Group 2                                                                               8,790,828.02

Interest Remittance Amount (Total)                                                    5,473,798.31
Group 1                                                                               2,100,918.93
Group 2                                                                               3,372,879.38

Pool Detail:
Beginning Number of Loans Outstanding                                                        4,994
Group 1                                                                                      2,129
Group 2                                                                                      2,865

Ending Number of Loans Outstanding                                                           4,932
Group 1                                                                                      2,104
Group 2                                                                                      2,828

Beginning Aggregate Loan Balance                                                    868,617,529.12
Group 1                                                                             333,630,002.60
Group 2                                                                             534,987,526.52

Ending Aggregate Loan Balance                                                       854,725,751.34
Group 1                                                                             328,529,052.84
Group 2                                                                             526,196,698.50

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  349.54
Group 1                                                                                     352.00
Group 2                                                                                     348.00

Weighted Average Net Mortgage Rate                                                        7.52979%
Group 1                                                                                   7.52572%
Group 2                                                                                   7.53233%

Interest Accrual Period
Start Date                                                                           June 26, 2006
End Date                                                                             July 25, 2006
Number of Days in Accrual Period                                                                29

   Delinquent Mortgage Loans
            Group 1
           Category           Number          Principal Balance     Percentage
            1 Month               38               5,800,973.19          1.77%
            2 Month                9               1,062,961.47          0.32%
            3 Month                1                 107,743.71          0.03%
             Total                48               6,971,678.37          2.12%
   Delinquent Mortgage Loans
            Group 2
           Category           Number          Principal Balance     Percentage
            1 Month               59               9,912,543.43          1.88%
            2 Month               15               3,070,113.45          0.58%
            3 Month                0                       0.00          0.00%
             Total                74              12,982,656.88          2.47%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

             Bankruptcies
             Group Number  Number of Loans    Principal Balance  Percentage
                      1                  1          108,456.17        0.03%
                      2                  0                0.00        0.00%
                 Total                   1          108,456.17        0.01%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         108,456.17
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   1
Total Principal Balance of Bankruptcy Loans                                               108,456.17

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   0
Total Principal Balance of Bankruptcy Loans                                                     0.00

   Foreclosures
   Group Number  Number of Loans Principal Balance   Percentage
           1                   0             0.00         0.00%
           2                   1       453,752.15         0.09%
      Total                    1       453,752.15         0.05%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       453,752.15
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  1
Total Principal Balance of Foreclosure Loans                                              453,752.15


    REO Properties
     Group Number      Number of Loans Principal Balance     Percentage
              1                      0             0.00           0.00%
              2                      0             0.00           0.00%
         Total                       0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
    Group Number           Loan Number   REO Date Schedule Principal Balance
                                                                        0.00
        Total                                                           0.00

Principal Payoffs by Group occured in this Distribution
      Group Number        Number of Loans      Principal Balance       Percentage
               1                        0           4,862,783.41            1.48%
               2                        0           8,377,593.81            1.59%
          Total                         0          13,240,377.22            1.55%

 Realized Loss Group Report
        Group Number   Current Loss   Cumulative Loss     Ending Balance     Balance of Liquidated Loans   Net Liquidation Proceeds
              1            2,040.78          2,040.78     328,529,052.84                       0.00                        0.00
              2                0.00              0.00     526,196,698.50                       0.00                        0.00
            TOTAL          2,040.78          2,040.78     854,725,751.34                       0.00                        0.00

Loss Detail:
Current Realized Losses- Reduced by Recoveries                                           2,040.78
Group 1                                                                                  2,040.78
Group 2                                                                                      0.00

Cumulative Realized Losses - Reduced by Recoveries                                       2,040.78
Group 1                                                                                  2,040.78
Group 2                                                                                      0.00

Current Applied Losses                                                                       0.00
Cumulative Applied Losses                                                                    0.00

Trigger Event                                                                                  NO
TEST I - Trigger Event Occurrence                                                              NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                   0.54925%
33% of of Senior Enhancement Percetage                                                   8.34771%
OR
TEST II - Trigger Event Occurrence                                                            YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                     0.00023%
Required Cumulative Loss %                                                               0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                               27,646,336.93
Ending Overcollateralization Amount                                                 27,646,336.93
Ending Overcollateralization Deficiency                                                      0.00
Overcollateralization Release Amount                                                         0.00
Monthly Excess Interest                                                              1,699,861.69
Payment to Class C                                                                   1,698,704.16

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Interest Carryforward Amount Paid This Period                                                0.00
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Interest Carryforward Amount Occured This Period                                             0.00
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-3                                                                                    0.00
Class A-2                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Swap Account:
Net Swap Payment Due                                                                    23,374.52
Net Swap Payment Paid                                                                   23,374.52
Net Swap Receipt Due                                                                         0.00

Beginning Balance                                                                            0.00
Additions to the Swap Account                                                           23,374.52
Withdrawals from the Swap Account                                                       23,374.52
Ending Balance                                                                               0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                        1,000.00
Additions to the Basis Risk Reserve Fund                                                     0.00
Divident Earnings on the Basis Risk Reserve Fund                                             0.00
Withdrawals from the Basis Risk Reserve Fund                                                 0.00
Ending Balance                                                                           1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                   0.00
Class A-1b                                                                                   0.00
Class A-2                                                                                    0.00
Class M-1                                                                                    0.00
Class A-3                                                                                    0.00
Class A-4                                                                                    0.00
Class A-5                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                        0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                        0.00
Prepayment Interest Shortfall Allocated to Class A-2                                         0.00
Prepayment Interest Shortfall Allocated to Class A-3                                         0.00
Prepayment Interest Shortfall Allocated to Class A-4                                         0.00
Prepayment Interest Shortfall Allocated to Class A-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-1                                         0.00
Prepayment Interest Shortfall Allocated to Class M-2                                         0.00
Prepayment Interest Shortfall Allocated to Class M-3                                         0.00
Prepayment Interest Shortfall Allocated to Class M-4                                         0.00
Prepayment Interest Shortfall Allocated to Class M-5                                         0.00
Prepayment Interest Shortfall Allocated to Class M-6                                         0.00
Prepayment Interest Shortfall Allocated to Class M-7                                         0.00
Prepayment Interest Shortfall Allocated to Class M-8                                         0.00
Prepayment Interest Shortfall Allocated to Class M-9                                         0.00
Prepayment Interest Shortfall Allocated to Class M-10                                        0.00
Prepayment Interest Shortfall Allocated to Class C                                           0.00

Total Relief Act Interest Shortfall occured this distribution                                0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                        0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                        0.00
Relief Act Interest Shortfall Allocated to Class A-2                                         0.00
Relief Act Interest Shortfall Allocated to Class A-3                                         0.00
Relief Act Interest Shortfall Allocated to Class A-4                                         0.00
Relief Act Interest Shortfall Allocated to Class A-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-1                                         0.00
Relief Act Interest Shortfall Allocated to Class M-2                                         0.00
Relief Act Interest Shortfall Allocated to Class M-3                                         0.00
Relief Act Interest Shortfall Allocated to Class M-4                                         0.00
Relief Act Interest Shortfall Allocated to Class M-5                                         0.00
Relief Act Interest Shortfall Allocated to Class M-6                                         0.00
Relief Act Interest Shortfall Allocated to Class M-7                                         0.00
Relief Act Interest Shortfall Allocated to Class M-8                                         0.00
Relief Act Interest Shortfall Allocated to Class M-9                                         0.00
Relief Act Interest Shortfall Allocated to Class M-10                                        0.00
Relief Act Interest Shortfall Allocated to Class C                                           0.00

Available Net Funds Cap to Libor Certificates                                            7.789439

One-Month LIBOR for Such Distribution Date                                               5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                               5.472500
Class A-1b                                                                               5.522500
Class A-2                                                                                5.362500
Class A-3                                                                                5.422500
Class A-4                                                                                5.472500
Class A-5                                                                                5.562500
Class M-1                                                                                5.592500
Class M-2                                                                                5.612500
Class M-3                                                                                5.622500
Class M-4                                                                                5.662500
Class M-5                                                                                5.692500
Class M-6                                                                                5.782500
Class M-7                                                                                6.182500
Class M-8                                                                                6.372500
Class M-9                                                                                7.172500
Class M-10                                                                               7.322500
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Deferred Amount Paid This Period                                                             0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00
Deferred Amount Occured This Period                                                          0.00
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Remaining Deferred Amount
Class M-1                                                                                    0.00
Class M-2                                                                                    0.00
Class M-3                                                                                    0.00
Class M-4                                                                                    0.00
Class M-5                                                                                    0.00
Class M-6                                                                                    0.00
Class M-7                                                                                    0.00
Class M-8                                                                                    0.00
Class M-9                                                                                    0.00
Class M-10                                                                                   0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.